Segment Information and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Segment Information
Segment information
	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2022:

Revenues	$2,434,600	$430,300	$-	$2,864,900

Foreign Sales	783,600	269,700	-	1,053,300

Income (Loss) From Operations	247,300	(1,651,700)	(337,900)	(1,742,300)

Assets	10,231,100	10,024,261	10,271,439	30,526,800

Long-Lived Asset Expenditures	16,500	158,000	-	174,500

Depreciation and Amortization	24,600	229,900	-	254,500
	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Three Months Ended March 31, 2021:

Revenues	$2,365,700	$142,900	$-	$2,508,600

Foreign Sales	942,200	102,600	-	1,044,800

Income (Loss) From Operations	394,700	(1,323,900)	(929,600)	(1,858,800)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	18,600	92,100	-	110,700

Depreciation and Amortization	30,000	16,700	-	46,700
	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2022:

Revenues	$7,465,700	$1,157,800	$-	$8,623,500

Foreign Sales	2,814,700	791,200	-	3,605,900

Income (Loss) From Operations	1,107,000	(5,091,300)	(1,127,200)	(5,111,500)

Assets	10,231,100	10,024,261	10,271,439	30,526,800

Long-Lived Asset Expenditures	83,100	321,300	-	404,400

Depreciation and Amortization	71,200	510,600	-	581,800
	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate And Other	Consolidated
Nine Months Ended March 31, 2021:

Revenues	$6,803,300	$441,800	$-	$7,245,100

Foreign Sales	2,724,800	395,000	-	3,119,800

Income (Loss) From Operations	1,347,100	(2,598,000)	(1,048,000)	(2,298,900)

Assets	5,979,400	1,281,200	6,639,700	13,900,300

Long-Lived Asset Expenditures	54,100	170,800	-	224,900

Depreciation and Amortization	79,700	46,500	500	126,700

	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2021:

Revenues	$9,043,600	$731,600	$-	$9,775,200

Foreign Sales	3,483,700	684,600	_	4,168,300

Income (Loss) From Operations	1,461,300	(4,828,600)	(1,341,400)	(4,708,800)

Assets	14,783,000	8,735,100	5,488,300	29,006,400

Long-Lived Asset Expenditures	60,500	196,900	-	257,400

Depreciation and Amortization	103,100	148,400	-	251,500
	Benchtop Laboratory Equipment	Bioprocessing Systems	Corporate and Other	Consolidated
June 30, 2020:

Revenues	$6,783,600	$1,000,800	$-	$7,784,400

Foreign Sales	2,589,800	1,000,400	-	3,590,200

Income (Loss) From Operations	449,700	(727,500)	(385,700)	(663,500)

Assets	12,232,600	546,100	2,018,700	14,797,400

Long-Lived Asset Expenditures	36,000	40,700	-	76,700

Depreciation and Amortization	116,900	42,700	-	159,600